Significant Accounting Policies - Property and Equipment, Estimated Useful Lives (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Estimated useful lives	36 months	36 months
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		3 years
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		Shorter of life of lease or useful life
Vendor Tooling [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		3 years
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		4 years
Demonstration Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		3 years
Field Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		3 years